Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
Schedule of Number of Share Options and Their Related Weighted Average Exercise Prices	Movements in the number of share options and their related weighted average exercise prices (in dollars) during the years ended December 31, 2023, 2022 and 2021 are as follows:
	Year ended December 31,
	2023		2022		2021
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	12,400,000	0.05	12,400,000	0.05	16,200,000	0.07
Granted	150,000	0.01	-	-	-	-
Exercised	-	-	-	-	-	-
Expired	-	-	-	-	(3,433,331)	0.16
Forfeited	-	-	-	-	(366,669)	0.08

Outstanding at end of year	12,550,000	0.05	12,400,000	0.05	12,400,000	0.05

Exercisable at end of year	12,550,000	0.05	10,733,330	0.05	7,399,998	0.07

Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding	Below is information about the exercise price (in dollars) and the remaining contractual life (in years) for options outstanding at end of year:
December 31,
2023			2022
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	6.07	10,900,000	0.03 - 0.14	6.94
1,500,000	0.17	1.66	1,500,000	0.17	2.66
150,000	0.01	9.17	-	-	-

12,550,000			12,400,000
December 31, 2021
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	7.94
1,500,000	0.17	3.66

12,400,000

Schedule of Outstanding Options	The table below summarizes the outstanding options as of December 31, 2023 that have been granted to the Company’s executives, directors and consultants
Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD in thousands	Vesting schedule

750,000	Four Directors	December 30, 2014	0.4325-0.4915	46	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
150,000	One Director	March 25, 2015	0.40	24	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
1,500,000	Chairman of Board	March 31, 2016	0.6	63	12 equal portions each quarter over a period of 3 years from the date of grant
10,000,000	Chief Executive Officer	July 7, 2020	0.09	103	12 equal portions each quarter over a period of 3 years from the grant date
150,000	Director	March 2, 2023	0.0495	1	Fully vested on date of grant

12,550,000
(*)	Date of the Company's Board of Directors’ decision (or shareholders, if required). As of December 31, 2023, all options are vested and therefore there is no unrecognized compensation cost.

Schedule of Fair Value for Options Granted	The fair value for options granted in 2023 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:
March 2, 2023

Dividend yield	0%
Expected volatility	67.5%
Risk-free interest	4.08%
Expected life (years)	10